Warrant Liabilities (Details) (USD $)	3 Months Ended			12 Months Ended				0 Months Ended		12 Months Ended			0 Months Ended					12 Months Ended						0 Months Ended	12 Months Ended				0 Months Ended		12 Months Ended		0 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Apr. 08, 2013	Dec. 31, 2012 Private Placement [Member]	Nov. 14, 2011 Private Placement [Member]	Dec. 31, 2012 A Warrants [Member] Common Stock [Member]	Nov. 14, 2011 A Warrants [Member] Common Stock [Member]	Nov. 14, 2011 A Warrants [Member] Placement Agent [Member]	Nov. 14, 2011 A Warrants [Member]	Dec. 31, 2012 A Warrants [Member]	Mar. 31, 2013 A Warrants [Member]	Nov. 14, 2011 B Warrants [Member] Common Stock [Member] Placement Agent [Member]	Nov. 14, 2011 B Warrants [Member] Placement Agent [Member]	Mar. 31, 2013 B Warrants [Member]	Dec. 31, 2012 B Warrants [Member]	Nov. 14, 2011 B Warrants [Member]	Nov. 14, 2011 Warrant Aand Warrant B [Member] Placement Agent [Member]	Dec. 31, 2012 Warrant Aand Warrant B [Member]	Nov. 14, 2011 Warrant Aand Warrant B [Member]	Nov. 14, 2011 Placement Agent Warrants [Member] Common Stock [Member]	Dec. 31, 2012 Placement Agent Warrants [Member] A Warrants [Member]	Dec. 31, 2012 Placement Agent Warrants [Member] B Warrants [Member]	Dec. 31, 2012 Placement Agent Warrants [Member] Warrant Aand Warrant B [Member]	Nov. 14, 2011 Placement Agent Warrants [Member]	Dec. 31, 2012 Placement Agent Warrants [Member]	Mar. 31, 2013 Placement Agent Warrants [Member]	Apr. 30, 2013 Warrants Issued To Board Members [Member]	Nov. 30, 2012 Warrants Issued To Board Members [Member]	Nov. 14, 2011 A Warrants [Member]	Nov. 14, 2011 B Warrants [Member]	Dec. 31, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Nov. 14, 2011 Placement Agent [Member] Secured Debt [Member]	Dec. 31, 2011 Subscriber [Member]	Dec. 31, 2011 Secured Debt [Member]	Dec. 31, 2012 A Warrants [Member]
Warrant Liabilities (Details) [Line Items]
Warrants Issued During Period				1,000,000						4,165,000								8,330,000						1,200,000	1,200,000				4,165,000					1,000,000
Warrants Expiration Date									Jul. 31, 2013																											Jul. 31, 2013
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						1									1						240,000	240,000					50,000	500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)			$ 0.50					$ 0.20	$ 0.20	$ 0.20			$ 0.50		$ 0.50	$ 0.50								$ 0.50	$ 0.50	$ 0.50	$ 0.50	$ 0.50	$ 0.20	$ 0.50				$ 0.10
Class of Warrant or Right, Outstanding										4,165,000	4,165,000			4,165,000	4,165,000								1,680,000		2,680,000	2,680,000
Secured Debt (in Dollars)				$ 650,000
Other Noncash Expense (in Dollars)	68,000																														4,000,000	3,700,000
Warrants Issued During The Period									4,165,000
Warrant, Term								2 years	1 year				3 years											3 years										5 years
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right							1	1				1				1				1														1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Share)			$ 0.50					$ 0.20	$ 0.20	$ 0.20			$ 0.50		$ 0.50	$ 0.50								$ 0.50	$ 0.50	$ 0.50	$ 0.50	$ 0.50	$ 0.20	$ 0.50				$ 0.10
Class of Warrant or Right, Unissued									240,000							240,000	1,680,000		8,330,000
Proceeds from Issuance of Private Placement (in Dollars)																																	650,000		650,000
Debt Instrument, Interest Rate, Stated Percentage					4.00%																														4.00%
Other Noncash Income (in Dollars)		$ 108,000